BUSINESS COMBINATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beggining	$ 360,000
Balance at ending	536,881
Current portion	1,693,540
Business Acquisition Payable [Member]
IfrsStatementLineItems [Line Items]
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance at beggining	360,000
Buyout of Canopy minority interest	780,000
Acquisition of an additional 20% membership units in Golden Harvests	1,134,952
Canopy buyout payments	(271,438)
Golden Harvests 20% acquisition payments	(530,000)
Accretion	756,906
Balance at ending	2,230,421
Current portion	536,881
Current portion	$ 1,693,540